Subsequent Events (Details Narrative) - USD ($)	1 Months Ended
	Nov. 30, 2020	Sep. 30, 2020	Apr. 18, 2020
Principal amount		$ 3,350,100
Paycheck Protection Program [Member]
Principal amount			$ 1,625,000
Subsequent Event [Member] | Paycheck Protection Program [Member]
Debt forgiven	$ 1,093,000
Loan amount	1,625,100
Principal amount	$ 532,000